ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 3) € in Millions, ¥ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 CLF ( )	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 AUD ($)
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 709,365							$ 7,326,372
Senior bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	6,186,760							6,416,274
Senior bonds [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments |					3,542,006						3,588,373
Senior bonds [Member] | USD
Disclosure of financial liabilities [line items]
Issued debt instruments		$ 1,045,465							$ 909,354
Senior bonds [Member] | Switzerland, Francs
Disclosure of financial liabilities [line items]
Issued debt instruments | SFr						SFr 268,281						SFr 568,549
Senior bonds [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 1,135,527							$ 1,037,515
Senior bonds [Member] | Australia, Dollars
Disclosure of financial liabilities [line items]
Issued debt instruments							$ 14,534						$ 60,890
Senior bonds [Member] | Japan, Yen
Disclosure of financial liabilities [line items]
Issued debt instruments | ¥				¥ 126,059						¥ 179,426
Senior bonds [Member] | Euro Member Countries, Euro
Disclosure of financial liabilities [line items]
Issued debt instruments			€ 54,888							¥ 72,167